ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables [text block]	ACCOUNTS RECEIVABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Accounts receivable	(a)	$14,155	$11,332
Prepaid expenses and other assets		10,557	8,162
Restricted cash	(b)	2,666	2,266
Total		$27,378	$21,760
The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$19,489	$16,098
Non-current	7,889	5,662
Total	$27,378	$21,760
a)    Accounts Receivable
Accounts receivable includes contract assets of $703 million (2021 – $651 million). Contract assets primarily relate to work-in-progress on our long-term construction services contracts for which customers have not yet been billed.
b)    Restricted Cash
Restricted cash primarily relates to the financing arrangements including defeasement of debt obligations, debt service accounts and deposits held by the company’s insurance operations across our segments.